Statements of Operations	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Revenues
Revenues	$ 333
Expenses
General and administrative	177,658
Related party consulting fee	57,904
Total expenses	235,562
Income (loss) from operations	(235,229)
Interest expense	375
Income (loss) before income taxes	(235,604)
Net loss	$ (235,604)
Net loss per common share, basic | $ / shares	$ (0.01)
Net loss per common share, diluted | $ / shares	$ (0.01)
Shares used in computing net loss per common share, basic | shares	23,684,004
Shares used in computing net loss per common share, diluted | shares	23,684,004